Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Advances to suppliers	$ 136	$ 421
Government authorities	2,030	1,437
Prepaid expense	829	936
Other receivables	693	826
Total other receivables	$ 3,688	$ 3,620